Equity (Details) € / shares in Units, € in Thousands				12 Months Ended
	Nov. 08, 2018 shares	Nov. 01, 2018 EUR (€)	Oct. 17, 2018 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2016 Vote	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 € / shares shares	Oct. 17, 2018 $ / shares shares	Jan. 01, 2018 shares	Jan. 01, 2017 shares
Equity
Number of shares purchased by management								233,462
Net proceeds from the offering | €				€ 11,088
Shares issued (in shares)									3,720,000	3,720,000
American Depositary Shares
Equity
Number of new shares issued (in shares)			4,860,000
Offering price (in dollars per share) | $ / shares								$ 2.57
Net proceeds from the offering | €			€ 9,000
Ordinary shares
Equity
Number of new shares issued (in shares)			972,000
Par value per share | (per share)						$ 0	€ 0
Shares issued (in shares)						4,836,000	4,836,000
Shares outstanding (in shares)						4,836,000	4,836,000
Number of votes | Vote					1
Maximum authorized share capital | €				€ 744
Over-allotment transaction
Equity
Net proceeds from the offering | €		€ 1,400
Over-allotment transaction | American Depositary Shares
Equity
Public offering (in shares)	720,000
Over-allotment transaction | Ordinary shares
Equity
Public offering (in shares)	144,000